Intangible Assets - Disclosure of Detailed Information About Key Assumptions by CGU for Impairment Test (Detail)	Dec. 31, 2018	Dec. 31, 2017
Mexico [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	7.40%	7.30%
Post-tax WACC	5.30%	5.30%
Guatemala [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	9.40%	13.90%
Post-tax WACC	7.50%	10.70%
Nicaragua [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	21.20%	16.60%
Post-tax WACC	11.00%	10.60%
Costa Rica [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	13.90%	11.50%
Post-tax WACC	9.20%	7.80%
Panama [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	9.20%	8.30%
Post-tax WACC	7.00%	6.50%
Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	7.80%	9.10%
Post-tax WACC	5.20%	6.60%
Brazil [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	10.70%	9.70%
Post-tax WACC	6.60%	6.20%
Argentina [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	19.60%	11.00%
Post-tax WACC	11.30%	7.30%
Philippinnes [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC		9.70%
Post-tax WACC		5.90%
2019-2028 [member] | Mexico [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	4.00%
Expected volume growth rates	1.40%
2019-2028 [member] | Guatemala [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	3.20%
Expected volume growth rates	7.30%
2019-2028 [member] | Nicaragua [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	6.20%
Expected volume growth rates	3.80%
2019-2028 [member] | Costa Rica [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	4.00%
Expected volume growth rates	1.60%
2019-2028 [member] | Panama [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	2.40%
Expected volume growth rates	3.00%
2019-2028 [member] | Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	3.10%
Expected volume growth rates	4.00%
2019-2028 [member] | Brazil [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	3.80%
Expected volume growth rates	1.70%
2019-2028 [member] | Argentina [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	21.90%
Expected volume growth rates	2.70%
2018-2027 [member] | Mexico [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		3.70%
Expected volume growth rates		2.20%
2018-2027 [member] | Guatemala [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		4.70%
Expected volume growth rates		7.10%
2018-2027 [member] | Nicaragua [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		5.00%
Expected volume growth rates		4.90%
2018-2027 [member] | Costa Rica [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		3.30%
Expected volume growth rates		2.70%
2018-2027 [member] | Panama [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		2.30%
Expected volume growth rates		3.40%
2018-2027 [member] | Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		3.10%
Expected volume growth rates		3.20%
2018-2027 [member] | Brazil [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		4.10%
Expected volume growth rates		1.30%
2018-2027 [member] | Argentina [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		10.70%
Expected volume growth rates		3.10%
2018-2027 [member] | Philippinnes [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		3.60%
Expected volume growth rates		3.40%